STATEMENT OF CHANGES IN CONSOLIDATED SHAREHOLDERS' EQUITY € in Thousands, $ in Thousands		Share capital EUR (€) shares	Share capital USD ($) shares	Issued premium EUR (€)	Accumulated deficit and net loss EUR (€)	Foreign currency translation adjustment EUR (€)	Share based payment EUR (€)	Split accounting impact related to non-convertible bonds, and warrants issued related to convertible notes EUR (€)	Treasury shares. EUR (€)	Shareholders' equity - Attributable to shareholders of Biophytis EUR (€)	Non-controlling interest EUR (€)	EUR (€) shares
Balance at Dec. 31, 2018		€ 2,693		€ 44,263	€ (45,115)	€ (64)	€ 4,673	€ 738	€ (151)	€ 7,037	€ (31)	€ 7,006
Balance (shares) at Dec. 31, 2018 | shares		13,463,413	13,463,413
Net loss for the period					(18,946)					(18,946)		(18,946)
Other comprehensive income (loss)					87	(18)				69		69
Total comprehensive income (loss)					(18,860)	(18)				(18,878)		(18,877)
Conversion of convertible notes		€ 2,100		771						2,871		2,871
Conversion of convertible notes (in shares) | shares		10,499,841	10,499,841
Issuance of warrants attached to non-convertible bonds								286		286		286
Deferred tax liabilities on the issuance of warrants								(80)		(80)		(80)
Gains and losses, net related to treasury shares					(131)					(131)		(131)
Treasury shares net movements									134	134		134
Equity settled share-based payments							63			63		63
Costs incurred in relation to equity transactions				445						445		445
Balance at Dec. 31, 2019		€ 4,793		45,478	(64,105)	(82)	4,736	944	(17)	(8,253)	(31)	(8,284)
Balance (shares) at Dec. 31, 2019 | shares		23,963,254	23,963,254
Net loss for the period					(25,517)					(25,517)		(25,517)
Other comprehensive income (loss)					(14)	10				(4)		(4)
Total comprehensive income (loss)					(25,531)	10				(25,521)		(25,521)
Conversion of convertible notes		€ 4,526		10,186						14,712		14,712
Conversion of convertible notes (in shares) | shares		22,628,683	22,628,683
Share capital increase		€ 9,858		13,628						23,486		€ 23,486
Share capital increase (in shares) | shares		49,295,005	49,295,005									4,870,155
Exercise of warrants		€ 974	$ 974	341						1,315		€ 1,315
Exercise of warrants (in shares) | shares		4,870,155	4,870,155
Gains and losses, net related to treasury shares					61					61		61
Allocation of premiums to retained earnings				(44,047)	(44,047)
Treasury shares net movements									(25)	(25)		(25)
Equity settled share-based payments	[1]						785			785		785
Costs incurred in relation to equity transactions	[2]			(787)						(787)		(787)
Costs incurred in relation to equity transactions				(2,709)						(2,709)		(2,709)
Subscription of warrants	[3]			449						449		449
Biophytis shares to be received from Negma					(1,212)					(1,212)		(1,212)
Balance at Dec. 31, 2020		€ 20,151		22,538	(46,740)	(72)	5,521	944	(42)	2,299	(31)	2,268
Balance (shares) at Dec. 31, 2020 | shares		100,757,097	100,757,097
Net loss for the period					(31,246)					(31,246)	(1)	(31,247)
Other comprehensive income (loss)					23					23		23
Total comprehensive income (loss)					(31,223)					(31,223)	(1)	(31,224)
Conversion of convertible notes		€ 3,276		7,664						10,940		€ 10,940
Conversion of convertible notes (in shares) | shares		16,379,256	16,379,256									16,379,256
Share capital increase		€ 3,390		16,814						20,204		€ 20,204
Share capital increase (in shares) | shares		16,950,000	16,950,000									1,867,304
Exercise of warrants		€ 373		369						742		€ 742
Exercise of warrants (in shares) | shares		1,867,304	1,867,304									694,444
Gains and losses, net related to treasury shares					2					2		€ 2
Cancellation of 2018 Kreos warrants								(62)		(62)		(62)
Biophits shares delivered to Negma					1,521					1,521		1,521
Allocation of premiums to retained earnings				(17,505)	17,505
Treasury shares net movements									(9)	(9)		(9)
Equity settled share-based payments							3,422			3,422		3,422
Costs incurred in relation to equity transactions				(2,099)						(2,099)		(2,099)
Balance at Dec. 31, 2021		€ 27,191		€ 27,781	€ (58,935)	€ (72)	€ 8,943	€ 882	€ (51)	€ 5,737	€ (32)	€ 5,705
Balance (shares) at Dec. 31, 2021 | shares		135,953,657	135,953,657									135,953,657

[1]	The judgment of the Paris Court of Appeal of November 18, 2020 ordered the return by Negma of the 2,050,000 Biophytis shares previously delivered following the judgment of May 7, 2020. As a result, the Company recognized at the date of the judgment of November 18, 2020 the right to receive the 2,050,000 shares to be returned by Negma in equity for € 1,212 thousand and a corresponding increase of the financial liability (see notes 12.2 and 14).
[2]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020.
[3]	The general meetings held on May 28, 2020 and on May 10,2021 decided the allocation of premiums to accumulated deficit.